As filed with the Securities and Exchange Commission on October 24, 2011

Registration No. 333-135371 and 811-21913

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment	☐

Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33	☒

(Check appropriate box or boxes)

DUNDEEWEALTH FUNDS

(Exact Name of Registrant as Specified in Charter)

1160 WEST SWEDESFORD ROAD, SUITE 140

BERWYN, PA 19312

(Address of Principal Executive Offices, including Zip Code)

DAVID LEBISKY

DUNDEEWEALTH US, LP

1160 WEST SWEDESFORD ROAD, SUITE 140

BERWYN, PA 19312

(Name and Address of Agent for Service)

COPY TO:

MICHAEL P. MALLOY, ESQ.

DRINKER BIDDLE & REATH LLP

ONE LOGAN SQUARE, STE. 2000

PHILADELPHIA, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☒         Immediately upon filing pursuant to paragraph (b)

☐           On (date) pursuant to paragraph (b)

☐           60 days after filing pursuant to paragraph (a)(1)

☐           On (date) pursuant to paragraph (a)(1)

☐           75 days after filing pursuant to paragraph (a)(2)

☐           On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 31 (the “Amendment”) to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn, Commonwealth of Pennsylvania on the 24th day of October 2011.

DUNDEEWEALTH FUNDS

By:	/s/ Amy Duling
Name: Amy Duling
Title: President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 24th day of October 2011.

John Pereira	Trustee
John Pereira*

Gary Shugrue	Trustee
Gary Shugrue*

James Patton	Trustee
James Patton*

Malcolm MacColl	Trustee
Malcolm MacColl*

/s/Amy Duling	President
Amy Duling

/s/ John Leven	Treasurer (Principal Financial Officer)
John Leven

*By:	/s/ Joshua B. Deringer
Joshua B. Deringer
Attorney-In-Fact (pursuant to Power of Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase